Accounting Policies - Narrative (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Other assets	£ 3,013	£ 2,520
Other liabilities	2,337	2,344
Provisions	464	£ 572
Additional provisions	£ 289
Unsecured Debt | 180 Days
Disclosure of changes in accounting estimates [line items]
Written off period for past due	180 days
Other intangible assets [member] | Bottom of range
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Other intangible assets [member] | Top of range
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Computer software | Bottom of range
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Computer software | Top of range
Disclosure of changes in accounting estimates [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years